Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Schedule of fair value of available-for-sale securities
The fair value of
available-for-sale
securities outstanding as of September 30, 2022 is as follows (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Effect of Foreign Currency Translation	Fair Value
U.S. Treasury Bills	$25,962	$2,177	$—	$(2,140)	$25,999

Schedule of changes in allowance for credit losses
The following table presents the changes in the allowance for credit losses:

	December 31, 2022	September 30, 2022

	(in thousands)
Balance, beginning of year	$642	$394
Add: provision for credit losses	485	400
Less: write-offs, net of recoveries	(4)	(94)
Foreign currency translation	38	(58)

Balance, end of year	$1,161	$642

MARIADB CORPORATION AB [Member]
Schedule of fair value of available-for-sale securities
The fair value of
available-for-sale
securities on September 30, 2022 is as follows (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Effect of Foreign Currency Translation	Fair Value
U.S. Treasury Bills	$25,962	$2,177	$—	$(2,140)	$25,999

Schedule of changes in allowance for credit losses
The following table presents the changes in the allowance for credit losses:

	Year Ended September 30,
	2022	2021
	(in thousands)
Balance, beginning of year	$394	$246
Add: provision for credit losses	400	417
Less: write-offs, net of recoveries	(94)	(255)
Foreign currency translation	(58)	(14)

Balance, end of year	$642	$394